UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Commodity Securities Fund

	Shares	Value ($)

Common Stocks 56.2%
Argentina 0.5%
Tenaris SA (ADR) (Cost $1,126,416)	34,700	1,227,686
Australia 0.9%
Orica Ltd.	71,901	1,204,119
Rio Tinto Ltd.	17,106	893,706

(Cost $1,978,498)		2,097,825
Brazil 1.0%
Companhia Vale do Rio Doce (ADR)	41,660	898,190
Petroleo Brasileiro SA (ADR)	16,200	1,358,046

(Cost $2,027,991)		2,256,236
Canada 3.7%
Alcan, Inc.	0	9
Barrick Gold Corp.	87,900	2,700,288
IPSCO, Inc.	26,000	2,253,760
Suncor Energy, Inc.	32,032	2,298,074
Teck Cominco Ltd. “B” (a)	19,900	1,213,239
Teck Cominco Ltd. “B” (a)	5,500	344,442

(Cost $9,236,067)		8,809,812
Finland 1.3%
Neste Oil Oyj	37,500	1,089,890
UPM-Kymmene Oyj	85,700	2,036,512

(Cost $3,145,701)		3,126,402
France 2.8%
Total SA (Cost $6,435,315)	99,248	6,512,815
Italy 0.9%
ERG SpA	58,600	1,169,604
Saras SpA Raffinerie Sarde*	183,008	936,956

(Cost $2,982,289)		2,106,560
Netherlands 1.2%
Royal Dutch Shell PLC “A” (a)	82,749	2,725,030
Royal Dutch Shell PLC “A” (a)	1,800	59,384

(Cost $2,767,010)		2,784,414
Norway 1.2%
Norsk Hydro ASA	54,200	1,210,378
Statoil ASA (ADR)	66,400	1,581,648

(Cost $3,108,765)		2,792,026
Russia 0.8%
OAO Gazprom (ADR)	1,959	84,825
OAO Gazprom (ADR) (REG S)	40,559	1,756,204

(Cost $1,848,001)		1,841,029
United Kingdom 8.9%

Anglo American PLC	51,893	2,169,614
BHP Billiton PLC	478,514	8,260,622
BP PLC	361,068	3,934,587
Rio Tinto PLC	138,572	6,556,439

(Cost $19,867,966)		20,921,262
United States 33.0%
Air Products & Chemicals, Inc.	48,650	3,228,900
Alcoa, Inc.	92,800	2,602,112
Apache Corp.	22,300	1,409,360
Arch Coal, Inc.	36,600	1,058,106
Cameron International Corp.*	51,300	2,478,303
Commercial Metals Co.	103,421	2,102,549
Crown Holdings, Inc.*	82,940	1,542,684
E.I. du Pont de Nemours & Co.	76,900	3,294,396
ExxonMobil Corp.	192,100	12,889,910
Hess Corp.	23,100	956,802
Holly Corp.	38,640	1,674,271
International Paper Co.	43,300	1,499,479
Joy Global, Inc.	53,075	1,996,151
Marathon Oil Corp.	30,515	2,346,604
Martin Marietta Materials, Inc.	16,300	1,379,306
Monsanto Co.	104,818	4,927,494
National-Oilwell Varco, Inc.*	32,900	1,926,295
Occidental Petroleum Corp.	51,800	2,492,098
Owens-Illinois, Inc.*	84,100	1,296,822
Packaging Corp. of America	59,000	1,368,800
Peabody Energy Corp.	70,796	2,603,877
Plains All American Pipeline LP	15,500	715,325
PPG Industries, Inc.	37,600	2,522,208
Praxair, Inc.	27,600	1,632,816
Schlumberger Ltd.	67,800	4,205,634
Sunoco, Inc.	30,800	1,915,452
Temple-Inland, Inc.	38,800	1,555,880
Ultra Petroleum Corp.*	26,500	1,274,915
United States Steel Corp.	33,800	1,949,584
Valero Energy Corp.	51,368	2,643,911
Weyerhaeuser Co.	36,000	2,215,080
XTO Energy, Inc.	42,000	1,769,460

(Cost $74,254,598)		77,474,584

Total Common Stocks (Cost $128,778,617)		131,950,651

Exchange Traded Funds 1.8%
streetTRACKS Gold Trust* (Cost $3,583,547)	70,728	4,206,194

	Principal Amount ($)	Value ($)

US Treasury Obligations 11.6%
US Treasury Bill, 4.975%**, 10/19/2006 (b)	871,000	868,833
US Treasury Notes:
3.375%, 2/28/2007 (c)	6,000,000	5,959,920
3.5%, 5/31/2007 (c)	5,500,000	5,446,716
3.75%, 3/31/2007 (c)	10,000,000	9,937,110
4.375%, 12/31/2007 (c)	5,000,000	4,970,510

Total US Treasury Obligations (Cost $27,128,638)		27,183,089

	Commodities Linked/Structured Notes 6.4%
AIG-FP Structured Finance Ltd., GSCI Note, Leverage Factor 3X, 144A, 5.14%, 10/1/2007 (d)		5,924,267	6,332,490
Cargill GSCI Note, Leverage Factor 3X, 144A:
	4.645%, 1/22/2007 (d)	1,900,000	1,140,667
	4.65%, 12/11/2006 (d)	1,600,000	926,898
	4.845%, 2/13/2007 (d)	3,100,000	2,053,642
	4.9%, 2/22/2007 (d)	1,500,000	1,284,239
	4.94%, 3/8/2007 (d)	500,000	353,798
	5.0%, 3/16/2007 (d)	2,500,000	2,059,762
	5.088%, 4/5/2007 (d)	750,000	489,858
	5.418%, 6/21/2007 (d)	900,000	536,587

Total Commodities Linked/Structured Notes (Cost $18,674,266)			15,177,941
		Shares	Value ($)

	Cash Equivalents 20.3%
Cash Management QP Trust, 5.34% (c) (e) (Cost $47,728,737)		47,728,737	47,728,737
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 225,893,805)		96.3	226,246,612
Other Assets and Liabilities, Net		3.7	8,684,812

Net Assets		100.0	234,931,424

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	At September 30, 2006, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.
(c)	All or a portion of this security represents collateral held in connection with structured notes.
(d)

Security is linked to the Goldman Sachs Commodity Index (GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GSCI: Goldman Sachs Commodity Index
At September 30, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation($)

Goldman Sachs Commodity Index	10/16/2006	151	15,927,701	16,149,450	221,749

At September 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Joy Global, Inc.	264	1/20/2007	50	(27,720)

Total outstanding written options (Premiums received $29,591)	(27,720)

At September 30, 2006, the DWS Commodity Securities Fund had the following Sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Energy	68,305,450	51.8%
Materials	61,649,050	46.7%
Industrials	1,996,151	1.5%
Total Common Stocks	131,950,651	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006